Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes Paid Net Abstract
Schedule of Loss Before Provision (Benefit) for Income Taxes

Loss before provision (benefit) for income taxes for the years ended December 31, 2023 and 2022 consisted of the following:

	For the Year Ended December 31,
	2023	2022
United States	$(3,006,861)	$(5,807,367)
Foreign	(806,689)	(369,917)
Total Loss before Income Taxes	$(3,813,550)	$(6,177,284)

Schedule of Provision (Benefit) for Income Taxes

The components of the provision (benefit) for income taxes consisted of the following:

	For the Year Ended December 31,
	2023	2022
Current:
Federal	$-	$-
State	250	500
Foreign	-	-
Total current provision (benefit)	250	500
Deferred:
Federal	-	-
State	-	-
Foreign	-	-
Total deferred provision (benefit)	-	-
Total Benefit	$250	$500

Schedule of Reconcilation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate

The reconciliation between income taxes computed at the U.S. statutory income tax rate to the Company’s provision (benefit) for income taxes for the years ended December 31, 2023 and 2022 are as follows:

	For the Year Ended December 31,
	2023		2022
Benefit for income taxes at 21% rate	$(800,846)	21.0%	$(1,297,230)	21.0%
State income taxes, net of federal benefit	(364,618)	9.6	(478,515)	7.7
Impact of non-U.S. earnings	(33,994)	0.9	(33,897)	0.5
Permanent differences	280,654	(7.4)	-	0.0
Change in fair value of promissory note	(1,129,646)	29.6	-	0.0
Non-deductible interest expense	304,962	-8.0	-	0.0
Other reconciling items, net	2,042,657	(53.6)	683,359	(11.1)
Change in valuation allowance	(298,919)	7.8	1,126,783	(18.2)
Benefit for Income Taxes	$250	(0.1)%	$500	(0.1)%

Schedule of Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2023 and 2022 are as follows:

	As of December 31,
	2023	2022
Deferred tax assets:
Net operating loss carry-forward	$3,453,126	$3,338,726
Non-deductible reserves	1,058	-
Capitalized R&D costs	189,893	-
Lease liability	3,756	-
Share-based compensation	94,034	-
Gross deferred tax assets	3,741,867	3,338,726
Less valuation allowance	(3,043,135)	(3,338,726)
Total deferred tax assets, net of valuation allowance	698,732	-
Deferred tax liabilities:
Right of use asset	(3,719)	-
Prepaid expenses	(695,013)	-
Total deferred tax liabilities	(698,732)	-

Net deferred tax liabilities	$-	$-